Fair Value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value, Inputs, Level 2 [Member]
Fair Value (Details) [Line Items]
Corporate bonds available for sale	$ 27,013
Fair Value, Inputs, Level 1 [Member]
Fair Value (Details) [Line Items]
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status	65,208
Fair Value, Inputs, Level 3 [Member]
Fair Value (Details) [Line Items]
Asset (Liability), Transfers out of Level 3	$ 12,640